Leases - Finance Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Amortization	$ 1,378	$ 848
Interest accretion on finance lease liabilities	418	428
Total	$ 1,796	$ 1,276